Management’s Remediation Plan

Subsequent to the identification of the material weakness described within the independent public accountant’s report on internal control, management has developed a plan to remediate the material weakness described herein.  Management will strengthen the Funds’ internal control over financial reporting by enhancing the training for those performing the controls and adding a level of review by a subject matter expert to assess the assumptions used to determine the valuation allowance for the Funds’ deferred tax assets.